Label	Element	Value
Innovator U.S. Equity Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 5.75 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.80%
Innovator U.S. Equity Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 573.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Innovator U.S. Equity Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 658.73 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator U.S. Equity Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 522.12 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.10%)